CONVERTIBLE NOTES PAYABLE - ENERGY VAULT HOLDINGS, INC	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

7. NOTES PAYABLE

Paycheck Protection Program

In May 2020, the Company received loan proceeds amounting to $220,020 under the Paycheck Protection Program (“PPP”), which was established as part of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act, administered through the Small Business Administration (“SBA”). The PPP provides loans to qualifying businesses in amounts up to 2.5 times their average monthly payroll expenses and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the Coronavirus crisis. PPP loans are uncollateralized and guaranteed by the SBA and are forgivable after a “covered period” (i.e., eight or twenty-four weeks) as long as the borrower maintains its payroll levels and uses the loan proceeds for eligible expenses, including payroll, benefits, mortgage interest, rent, and utilities. The forgiveness amount will be reduced, if the borrower terminates employees or reduces salaries and wages by more than 25% during the covered period. Any unforgiven portion is payable over 2 years, if issued before or 5 years if issued after June 5, 2020 at an interest rate of 1% per annum, with payments deferred until the SBA remits the borrower’s loan forgiveness amount to the lender, or, if the borrower does not apply for forgiveness, ten months after the end of the covered period. PPP loan terms provide for customary events of default, including payment defaults, breaches of representations and warranties, and insolvency events and may be accelerated upon the occurrence of one or more of these events of default. Additionally, PPP loan terms do not include prepayment penalties.

The management decided not to apply for forgiveness of the PPP loan and repaid the full balance of PPP loan and accrued interest to the relevant authority in September 2021.

Swiss Government COVID-19 Relief Loan

In March 2020, the Company’s wholly owned subsidiary received loan proceeds amounting to $518,645 under the Swiss Government COVID-19 Financial Assistance Program. The note bears no interest and matures 60 months from the date of issuance at which point its due and payable in full and accordingly recorded in the long-term liabilities under Notes payable, net of current portion. The Swiss Government COVID-19 Financial Assistance Program provides loans to qualifying businesses in amounts based on annual turnover and was designed to provide a direct financial incentive for qualifying businesses to keep their workforce employed during the Coronavirus crisis. These loans are uncollateralized and guaranteed by the Canton Government. On September 8, 2021, the Company repaid the full balance of the Swiss Government COVID-19 Relief Loan.

Convertible Notes
NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

9. CONVERTIBLE NOTES PAYABLE

At December 31, 2020 and 2019, the Company had no outstanding convertible notes payable balance.

2020 Issuances

In September and November 2020, the Company issued Series B-1 convertible notes payable for aggregate cash proceeds of $7,777,500. Interest accrued at 8% per annum and the note matured 12 months after issuance when principal and accrued interest were due. The B-1 notes were convertible on or before maturity into equity securities issued and sold at the close of the Company’s next equity financing (the “B-1 Next Equity Securities”) yielding gross cash proceeds to the Company of at least $10,000,000. The conversion price is equal to the lesser of (A) the lowest price per share of the B-1 Next Equity Securities sold in the Next Equity Financing and (B) the price per equity security equal to $180 million, divided by the full diluted capital of the Company. The B-1 notes were converted to Series B-1 preferred stock in December 2020, see further discussion below in Note 11.

In December 2020, the holders of the B-1 convertible notes payable consented to conversion of the notes to B-1 preferred stock below the $10,000,000 cash proceeds threshold. Because the convertible notes payable were not settled under the original terms, the Company considered the carrying value of the notes payable and accrued interest compared to the fair value of B-1 preferred stock issued in December 2020 and concluded there was no material difference between the values. Therefore, the Company did not record any gain or loss on the modification.

2019 Issuances

In March 2019, the Company issued Series A-2 convertible notes payable for aggregate cash proceeds of $2,500,000. Interest accrued at 2.55% per annum and matured 18 months after issuance when principal and accrued interest were due. The A-2 notes were convertible on or before maturity into equity securities issued and sold at the close of the Company’s next equity financing (the “Next Equity Securities”) yielding gross cash proceeds to the Company of at least $1,000,000. The conversion price is equal to the lesser of (A) 100% of the lowest price per share of the Next Equity Securities sold and (B) the price per equity security equal to $37.5 million, divided by the fully diluted capital of the Company. The A-2 notes were converted to Series A-2 preferred stock in May 2019, see further discussion below.

2018 Issuances

In December 2018, the Company issued Series A-1 convertible notes payable for aggregate cash proceeds of $3,050,000. Interest accrued at 2.76% per annum and matured 18 months after issuance when principal and accrued interest were due. The A-1 notes were convertible on or before maturity into equity securities issued and sold at the close of the Company’s next equity financing (the “Next Equity Securities”) yielding gross cash proceeds to the Company of at least $1,000,000. The conversion price is equal to the lesser of (A) 80% of the lowest price per share of the Next Equity Securities sold and (B) the price per equity security equal to $20 million, divided by the fully diluted capital of the Company. The A-1 notes were converted to Series A-1 preferred stock in May 2019, see further discussion below.

Change of Control Provision

For each of the Company’s convertible notes payable described above, the notes required that in the event of a change of control, then, immediately prior to such change of control, in lieu of the principal and interest that would otherwise be payable on the Maturity Date, the Company would pay the holder an aggregate amount equal to the greater of (A) all outstanding principal and accrued and unpaid interest due under the Note, or (B) the amount the Holder would have received if the Note were converted in accordance with the conversion terms.

Embedded Derivative

The Company analyzed the terms of its convertible notes payable agreements for embedded features that may require bifurcation from the debt host. The Company concluded that, pursuant to ASC Topic 815, “Derivatives and Hedging”, the conversion option in the Series A-1 convertible notes payable includes an option to convert at 80% of the lowest price per share of the next equity securities sold by the Company is akin to a redemption feature and contains a substantial discount. Therefore, the redemption feature is required to be bifurcated and accounted for separately as an embedded derivative. The Company recorded the derivative liability at its estimated fair value of $370,000 on the date of issuance (December 24, 2018) with a corresponding discount to the debt. The Company remeasured the fair value of the derivative at December 31, 2018; there was no material change. The derivative was remeasured again in May 2019 at the time of conversion, and it was determined the value was zero. Accordingly, the Company recognized a gain on the change in fair value totaling $370,000. The debt discount was accreted through the conversion date and recorded as interest expense in the accompanying statements of operations and comprehensive loss. The Company measured the fair value of the embedded derivative at each measurement date using “With” and “Without” method based on the valuation of straight debt plus call option using the Black-Scholes analysis.

Beneficial Conversion Feature

A convertible financial instrument includes a beneficial conversion feature (BCF) if the effective conversion price is less than the company’s market price of common stock on the commitment date. The effective price paid for a common share is the amount allocated to the convertible instrument, divided by the number of shares the holder is entitled to upon conversion. The commitment date is the date that the contract is binding on both parties and usually legally enforceable. At this date, the agreement specifies all significant terms and includes a disincentive for nonperformance that is sufficiently large to make performance probable. At the time of the issuance of the A-1 convertible notes payable, the conversion price was contingent upon the price paid in the next equity financing.

The Company evaluated the conversion features in its convertible notes and determined that the conversion feature in the A-1 convertible notes payable had a BCF. The Company evaluated the BCF and determined that there was not a commitment date upon the issuance of the A-1 convertible notes payable because the conversion price was contingent upon the price paid in a future financing and the terms of such financing were not known. Therefore, the BCF was measured and recorded based on its intrinsic value at the date of conversion of the A-1 convertible notes payable to the A-1 preferred stock. The value of the BCF totaled $788,584 and was recorded as a charge to interest expense in the accompanying statement of operations and comprehensive loss for the year ended December 31, 2019.